Interest and Finance Costs (Schedule of Interest and Finance Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest expense, debt	$ 34,750	$ 38,385	$ 39,617
Finance liabilities interest expense	5,867	6,353	6,786
Amortization of debt and finance liabilities issuance costs	2,139	2,372	2,620
Loan and other expenses	195	358	308
Interest expense and finance costs	$ 42,951	$ 47,468	$ 49,331